J. & W. Seligman & Co.
                                  Incorporated

                                                        December 21, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:

        Fund                                                               File Numbers
        ----                                                               ------------
        Seligman Capital Fund, Inc.                                        2-33566, 811-1886
        Seligman Cash Management Fund, Inc.                                2-56805, 811-2650
        Seligman Common Stock Fund, Inc.                                   2-10835, 811-234
        Seligman Communications and Information Fund, Inc.                 2-80168, 811-3596
        Seligman Frontier Fund, Inc.                                       2-92487, 811-4078
        Seligman Global Fund Series, Inc.                                  33-44186, 811-6485
        Seligman Growth Fund, Inc.                                         2-10836, 811-229
        Seligman High Income Fund Series                                   2-93076, 811-4103
        Seligman Income and Growth Fund, Inc.                              2-10837, 811-525
        Seligman Investment Grade Fixed Income Fund, Inc.                  333-63546, 811-10423
        Seligman LaSalle Real Estate Fund Series, Inc.                     333-105799, 811-21365
        Seligman Municipal Fund Series, Inc                                2-86008, 811-3828
        Seligman Municipal Series Trust                                    2-92569, 811-4250
        Seligman New Jersey Municipal Fund, Inc.                           33-13401, 811-5126
        Seligman Pennsylvania Municipal Fund Series                        33-5793, 811-4666
        Seligman Time Horizon/Harvester Series, Inc.                       333-85111, 811-09545
        Seligman Value Fund Series, Inc.                                   333-20621, 811-08031
                 (the "Funds")

Dear Sir or Madam:

      Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, is a Supplement, dated December 21, 2004, to each of the above-referenced Fund's Statement of Additional Information, each dated May 3, 2004.

      If you have any questions, please do not hesitate to contact me at (212) 850-1393.

                                               Very truly yours,


                                               /s/ Christine Brennan

                                               Christine Brennan
                                               Senior Paralegal
                                               Law and Regulation Department

CB:cb

           100 Park Avenue o New York, New York 10017 o (212) 850-1864

                     Supplement, dated December 21, 2004 to
                     the following Statements of Additional
                  Information, dated May 3, 2004, as amended by
                     the supplement dated September 21, 2004

                           Seligman Capital Fund, Inc.
                       Seligman Cash Management Fund, Inc.
                        Seligman Common Stock Fund, Inc.
               Seligman Communications and Information Fund, Inc.
                          Seligman Frontier Fund, Inc.
                        Seligman Global Fund Series, Inc.
                           Seligman Growth Fund, Inc.
                     Seligman High Income Fund Series, Inc.
                      Seligman Income and Growth Fund, Inc.
                Seligman Investment Grade Fixed Income Fund, Inc.
                 Seligman LaSalle Real Estate Fund Series, Inc.
                      Seligman Municipal Fund Series, Inc.
                         Seligman Municipal Series Trust
                    Seligman New Jersey Municipal Fund, Inc.
                   Seligman Pennsylvania Municipal Fund Series
                  Seligman Time Horizon/Harvester Series, Inc.
                        Seligman Value Fund Series, Inc.
                           (collectively, the "Funds")

      The following paragraph replaces and supersedes the second paragraph of sub-section "Class C" under the heading "Purchase, Redemption and Pricing of Shares - Purchase of Shares" in each Fund's Statement of Additional Information:

      Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: Advest, Inc., Citigroup Global Markets, Inc., First Clearing, LLC, INVEST Financial Corporation, Investment Centers of America, Inc., KCD Financial, Inc., Lieblong & Associates, Inc., Linsco/Private Ledger Corporation, McDonald Investments Inc., Piper Jaffray & Co., Morgan Stanley DW Inc., National Planning Corporation, National Planning Holdings, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher Inc., SII Investments, Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. From time to time, other Level Load Intermediaries may be added.